Insurance Contracts - Summary of Maximum Exposures to Insurance Price Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
KB Life Insurance Co., Ltd. | Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 16,025	₩ 14,977
After reinsurance mitigation	4,462	11,976
KB Life Insurance Co., Ltd. | Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	25,771	23,941
After reinsurance mitigation	₩ 12,167	₩ 14,690
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	63.10%	63.00%
KB Life Insurance Co., Ltd. | Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 526	₩ 586
After reinsurance mitigation	412	296
KB Life Insurance Co., Ltd. | Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,040	1,124
After reinsurance mitigation	399	730
KB Life Insurance Co., Ltd. | Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	5,927	5,088
After reinsurance mitigation	4,929	1,110
KB Life Insurance Co., Ltd. | Actual medical expense
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,310	1,194
After reinsurance mitigation	1,200	262
KB Life Insurance Co., Ltd. | Others
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	943	972
After reinsurance mitigation	765	316
Prudential Life Insurance Company of Korea Ltd. | Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	273,801	253,325
After reinsurance mitigation	270,623	250,045
Prudential Life Insurance Company of Korea Ltd. | Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	404,025	379,279
After reinsurance mitigation	399,150	374,319
Prudential Life Insurance Company of Korea Ltd. | Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	10,220	10,331
After reinsurance mitigation	10,199	10,230
Prudential Life Insurance Company of Korea Ltd. | Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	35,067	34,194
After reinsurance mitigation	35,067	34,194
Prudential Life Insurance Company of Korea Ltd. | Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	84,937	81,429
After reinsurance mitigation	₩ 83,261	₩ 79,850